UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

California Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal Amount (000’s omitted)	Security	Value

Education — 4.6%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,517,185
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,752,125
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,217,160
		$10,486,470

Escrowed / Prerefunded — 16.7%
4,000	Foothill/Eastern Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/20	2,038,440
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,441,530
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,955,072
6,600	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	4,614,918
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,062,544
35,975	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27	12,099,112
		$38,211,616

General Obligations — 4.6%
1,800	California, 5.00%, 6/1/34	1,829,628
1,000	California, 5.25%, 4/1/30	1,036,810
2,250	California, 5.25%, 4/1/34	2,347,290
5,000	California, 5.50%, 11/1/33	5,343,900
		$10,557,628

1

Hospital — 7.8%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,030,160
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,004,360
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,346,772
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,922,816
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,536,300
470	Eastern Plumas Health Care District, 7.50%, 8/1/07	481,308
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,695,788
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,040,360
1,500	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,497,870
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,283,550
		$17,839,284

Housing — 1.6%
1,500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	1,500,345
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	497,230
1,447	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,335,549
434	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	398,486
		$3,731,610

Industrial Development Revenue — 1.1%
2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	2,612,610
		$2,612,610

2

Insured-Education — 0.6%
$1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (1) (2)	$1,450,924
		$1,450,924

Insured-Electric Utilities — 8.3%
4,100	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14	4,839,107
5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,411,000
3,000	Northern California Power Agency, (MBIA), Variable Rate, 10.91%, 7/1/23 (1) (2)	3,544,140
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.246%, 7/1/29 (1) (2)	595,935
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	4,515,892
		$18,906,074

Insured-Escrowed/Prerefunded — 2.8%
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	4,736,850
1,500	Inland Empire Solid Waste Finance Authority, (FSA), (AMT), Escrowed to Maturity, 6.25%, 8/1/11	1,697,580
		$6,434,430

Insured-General Obligations — 5.8%
2,400	California, (AMBAC), 5.00%, 2/1/28	2,562,168
2,500	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30 (1) (2)	3,161,800
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,158,061
3,300	Puerto Rico, (FSA), Variable Rate, 9.197%, 7/1/27 (1) (2)	4,194,333
1,500	San Diego Unified School District, (MBIA), Variable Rate, 12.035%, 7/1/24 (1) (2)	2,243,940
		$13,320,302

Insured-Hospital — 2.1%
2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	2,690,148
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 12.793%, 8/15/27 (1) (2)	2,168,146
		$4,858,294

3

Insured-Lease Revenue / Certificates of Participation — 7.6%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$2,883,958
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	2,737,605
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,829,750
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	2,937,390
13,985	Visalia Unified School District, (MBIA), 0.00%, 12/1/17	5,956,211
		$17,344,914

Insured-Transportation — 3.7%
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	5,141,150
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 11.555%, 7/1/23 (1) (2)	1,613,534
1,000	Los Angeles County, Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	1,054,830
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	694,530
		$8,504,044

Insured-Water and Sewer — 2.5%
1,670	California Water Resources, (Central Valley), (FGIC), Variable Rate, 12.888%, 12/1/28 (1) (2)	1,859,094
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 9.461%, 4/22/09 (3)	3,762,690
		$5,621,784

Lease Revenue/Certificates of Participation — 17.2%
6,500	California Public Works, (University of California), 5.00%, 6/1/23	6,502,665
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,579,150
1,500	California Public Works, (University of California), 5.50%, 6/1/14 (4)	1,688,460

4

$5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	$3,013,349
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,068,798
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,436,819
5,770	Los Angeles County, (Marina Del Ray), 6.50%, 7/1/08	5,869,475
7,305	Pasadena Parking Facility, 6.25%, 1/1/18	8,586,881
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,557,100
		$39,302,697

Other Revenue — 1.5%
2,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	2,559,075
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.383%, 10/1/34 (1) (2)	892,234
		$3,451,309

Special Tax Revenue — 10.4%
2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	2,517,225
2,550	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,627,444
2,600	Capistrano Unified School District, 5.75%, 9/1/29	2,646,514
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,811,937
1,500	Corona-Norco Unified School District Public Financing Authority, 6.125%, 9/1/31	1,540,665
1,285	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,328,613
2,225	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,356,431
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,456,998
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,093,974
995	Roseville Special Tax, 6.30%, 9/1/25	1,062,640
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,430,502
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,019,260
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,010,530
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	933,138
		$23,835,871

5

Total Tax-Exempt Investments — 98.9% (identified cost $198,381,208)	$226,469,861

Other Assets, Less Liabilities — 1.1%	$2,588,086
Net Assets— 100.0%	$229,057,947

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 33.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 13.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $21,724,080 or 9.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

6

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

7

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	588 U.S. Treasury Bond	Short	$(64,875,157)	$(66,150,000)	$(1,274,843)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$197,532,221
Gross unrealized appreciation	$29,194,469
Gross unrealized depreciation	(256,829)
Net unrealized appreciation	$28,937,640

8

Florida Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.2%
$615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	$743,332
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,230,028
		$2,973,360

General Obligations — 1.0%
1,000	Florida, Variable Rate, 7.69%, 7/1/27 (1) (2)	1,150,620
2,300	Puerto Rico, 0.00%, 7/1/18	1,269,646
		$2,420,266

Health Care - Miscellaneous — 0.7%
1,667	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	1,674,868
		$1,674,868

Hospital — 6.4%
2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	2,847,211
1,000	Halifax Medical Center, 7.25%, 10/1/24	1,093,570
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,041,900
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,896,712
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,301,175
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,243,120
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,617,650
		$16,041,338

Housing — 1.9%
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	1,803,672

1

$120	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	$120,000
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,655
1,130	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	1,163,414
1,605	Orange County Health System Authority, (Adventist Health System), (AMT), 6.60%, 4/1/28	1,624,629
		$4,787,370

Industrial Development Revenue — 1.9%
2,696	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	2,489,444
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,284,591
		$4,774,035

Insured-Electric Utilities — 0.3%
1,000	Manatee County Public Utility, (MBIA), 0.00%, 10/1/12	740,460
		$740,460

Insured-Escrowed/Prerefunded — 7.5%
9,225	Dade County, (Baptist Hospital of Miami), (MBIA), Escrowed to Maturity, 5.75%, 5/1/21	10,645,742
3,835	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/23	1,580,173
5,600	St. Lucie Utility System, (FGIC), Escrowed to Maturity, 6.00%, 10/1/20	6,817,160
		$19,043,075

Insured-General Obligations — 0.5%
900	Puerto Rico, (MBIA), Variable Rate, 12.035%, 7/1/20(1) (3)	1,373,067
		$1,373,067

Insured-Health Care Miscellaneous — 0.1%
325	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	331,344
		$331,344

2

Insured-Hospital — 7.5%
$4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,105,840
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,873,584
9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,683,605
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,353,117
		$19,016,146

Insured-Housing — 4.9%
3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	3,063,660
6,530	Florida HFA, (Maitland Club Apartments), (AMBAC), (AMT), 6.875%, 8/1/26	6,668,567
2,620	Lee County Housing Finance, SCA Multifamily, (FSA), (AMT), 7.05%, 1/1/30	2,676,880
		$12,409,107

Insured-Lease Revenue / Certificates of Participation — 1.2%
1,250	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.71%, 6/1/26 (1) (2)	1,486,900
1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (1) (3)	1,467,422
		$2,954,322

Insured-Special Tax Revenue — 11.2%
2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 12.255%, 10/1/35 (1) (3)	2,187,121
2,000	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,449,760
1,185	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,201,578
2,610	Orange County Tourist Development, (AMBAC), Variable Rate	2,877,525
2,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/10	1,642,440
1,760	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/12	1,303,210
2,840	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14	1,895,530
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,537,160
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,489,713

3

$2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	$1,439,730
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,079,420
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,553,748
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,554,250
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	1,931,520
		$28,142,705

Insured-Transportation — 19.0%
6,075	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	5,949,794
10,000	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	9,881,500
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 10.405%, 10/1/18 (1) (3)	3,345,614
10,000	Miami-Dade County Expressway Authority, (FGIC), 5.00%, 7/1/33	10,293,400
4,000	Miami-Dade County Expressway Authority, (FGIC), 5.125%, 7/1/29	4,148,640
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,747,920
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	468,105
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	441,155
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,097,500
5,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	5,525,550
		$47,899,178

Insured-Water and Sewer — 15.3%
1,500	Cocoa Water and Sewer, (FGIC), 4.50%, 10/1/26	1,490,640
5,000	Fort Myers Utility, (FGIC), Variable Rate, 8.69%, 10/1/29 (2)	5,911,150
10,675	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33	10,967,388
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,584,850
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,136,860
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,031,884

4

$1,000	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	$1,006,180
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 7.40%, 10/1/27 (1) (2)	3,416,715
		$38,545,667

Nursing Home — 4.2%
4,775	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	4,878,856
2,855	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	2,589,028
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,103,450
		$10,571,334

Other Revenue — 0.4%
1,000	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	1,139,400
		$1,139,400

Senior Living / Life Care — 3.4%
500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	508,685
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,758,073
3,955	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,696,145
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,743,823
		$8,706,726

Special Tax Revenue — 6.2%
1,250	Concorde Estates Community Development District, 5.85%, 5/1/35	1,257,488
1,000	Fishhawk Community Development District, 6.125%, 5/1/34	1,013,370
55	Fleming Island Plantation Community Development District, 6.30%, 2/1/05	55,017
245	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	251,782
675	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	692,800
1,025	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	1,036,152

5

$500	Heritage Harbour South Community Development District, (Capital Improvements), 6.50%, 5/1/34	$525,455
1,145	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,205,719
395	Longleaf Community Development District, 6.20%, 5/1/09	382,716
1,540	Longleaf Community Development District, 6.65%, 5/1/20	1,421,035
1,015	Northern Palm Beach County, (Water Control and Improvements), 6.00%, 8/1/25	1,040,771
1,000	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	998,350
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,712,017
3,125	University Square Community Development District, 6.75%, 5/1/20	3,296,219
625	Vista Lakes Community Development District, 7.20%, 5/1/32	672,013
		$15,560,904

Transportation — 1.0%
2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	2,514,601
		$2,514,601

Water and Sewer — 2.6%
6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	6,486,781
		$6,486,781

Total Tax-Exempt Investments — 98.4% (identified cost $226,176,474)		$248,106,054

Other Assets, Less Liabilities — 1.6%		$4,049,152
Net Assets— 100.0%		$252,155,206

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Authority
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

6

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 68.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 21.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $17,304,984 or 6.9% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

7

The Fund did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$225,829,004
Gross unrealized appreciation	$23,478,747
Gross unrealized depreciation	(1,201,697)
Net unrealized appreciation	$22,277,050

8

Massachusetts Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount (000’s omitted)	Security	Value
Education — 7.9%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,229,946
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,840,725
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,016,110
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,052,590
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,759,245
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.25%, 7/1/30	1,118,790
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,043,560
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,028,980
		$17,089,946

Electric Utilities — 4.5%
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,810,770
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	7,985,496
		$9,796,266

Escrowed / Prerefunded — 10.2%
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	22,035,000
		$22,035,000

Hospital — 15.4%
1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	1,049,110
3,050	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	3,054,880

1

$2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	$2,806,310
915	Massachusetts HEFA, (Jordan Hospital), 6.875%, 10/1/15	915,274
4,100	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	4,222,098
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,089,940
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,596,840
9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	7,736,850
11,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/10	8,991,950
		$33,463,252

Industrial Development Revenue — 1.1%
2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	2,268,008
		$2,268,008

Insured-Education — 10.7%
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,833,250
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,678,000
3,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	3,267,030
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,935,884
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,038,920
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 7.98%, 10/1/27 (1) (2)	1,256,386
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31	2,112,080
3,080	Massachusetts IFA, (College of the Holy Cross), (MBIA), 5.625%, 3/1/26	3,237,357
800	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	831,392
		$23,190,299

Insured-Electric Utilities — 1.1%
2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 10.658%, 7/1/29 (1) (3)	2,383,740
		$2,383,740

2

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$220,350
		$220,350

Insured-General Obligations — 4.8%
960	Ashland, (AMBAC), 4.75%, 5/15/29	963,466
960	Ashland, (AMBAC), 4.75%, 5/15/33	956,237
2,600	Ipswich, (FGIC), 5.00%, 11/15/19	2,810,340
3,000	Massachusetts, (AMBAC), Variable Rate, 12.035%, 8/1/30 (1) (3)	4,442,070
500	Plymouth, (MBIA), 5.25%, 10/15/20	549,830
400	Puerto Rico, (MBIA), Variable Rate, 12.035%, 7/1/20 (1) (3)	610,252
		$10,332,195

Insured-Hospital — 2.0%
750	Massachusetts HEFA, (Harvard Pilgrim Health), (FSA), 5.00%, 7/1/05	760,537
2,900	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 11.17%, 6/23/22 (2)	3,529,097
		$4,289,634

Insured-Lease Revenue / Certificates of Participation — 3.9%
7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	7,712,175
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (1) (3)	800,412
		$8,512,587

Insured-Other Revenue — 2.1%
2,894	Massachusetts Development Finance Agency, WGBH Foundation, (AMBAC), Variable Rate, 12.784%, 1/1/42 (1) (3)	4,493,837
120	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	120,252
		$4,614,089

Insured-Special Tax Revenue — 6.4%
1,000	Martha’s Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24	1,007,910
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,035,770

3

$4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$4,749,037
2,365	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,439,970
1,500	Massachusetts State Special Obligation - Convention Center, (FGIC), 5.25%, 1/1/29	1,597,935
3,000	Massachusetts State Special Obligation, (FGIC), 5.00%, 1/1/34	3,086,520
		$13,917,142

Insured-Transportation — 6.2%
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	5,876,130
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	4,831,587
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,019,500
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,019,500
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1) (3)	748,331
		$13,495,048

Nursing Home — 2.6%
2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	2,365,080
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,241,899
		$5,606,979

Other Revenue — 0.9%
1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.383%, 10/1/34 (1) (3)	1,892,811
		$1,892,811

Pooled Loans — 1.0%
2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	2,129,000
		$2,129,000

Senior Living / Life Care — 0.8%
1,830	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	1,746,772
		$1,746,772

4

Solid Waste — 1.5%
$3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,252,080
		$3,252,080

Special Tax Revenue — 3.4%
7,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/34	7,207,550
240	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/30	260,947
		$7,468,497

Transportation — 2.5%
4,330	Massachusetts Bay Transportation Authority, Variable Rate, 7.73%, 3/1/27 (1) (2)	4,480,771
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,018,400
		$5,499,171

Water and Sewer — 10.2%
10,545	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15 (4)	10,584,755
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,637,280
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,179,430
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,680,169
		$22,081,634

Total Tax-Exempt Investments — 99.3% (identified cost $197,862,574)		$215,284,500

Other Assets, Less Liabilities — 0.7%		$1,614,991
Net Assets— 100.0%		$216,899,491

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts

5

municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 12.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $21,108,610 or 9.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

6

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/05	300 U.S. Treasury Bond	Short	$(33,054,975)	$(33,750,000)	$(695,025)
3/05	270 U.S. Treasury Note	Short	(29,884,477)	(30,223,125)	(338,648)

					$(1,033,673)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$197,022,197
Gross unrealized appreciation	$18,341,585
Gross unrealized depreciation	(79,282)
Net unrealized appreciation	$18,262,303

Mississippi Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 1.4%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$252,510
		$252,510

Escrowed / Prerefunded — 16.6%
2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	1,601,400
500	Mississippi State University Educational Building Corp., Prerefunded to 6/1/05, 6.15%, 6/15/15	509,365
250	Mississippi, Prerefunded to 1/1/11, 5.00%, 11/1/21	278,467
470	University of Mississippi Educational Building Corp., Prerefunded to 6/1/06, 6.20%, 6/1/16	505,306
		$2,894,538

Hospital — 4.1%
500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	505,955
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	201,728
		$707,683

Housing — 2.1%
195	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	199,442
105	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	107,412
55	Mississippi Home Corp., Single Family, (GNMA), (AMT), 8.10%, 12/1/24	56,042
		$362,896

1

Industrial Development Revenue — 6.3%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$241,524
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	178,167
350	Mississippi Business Finance Corp., (E.I. DuPont deNemours), (AMT), 7.15%, 5/1/16	358,610
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	328,422
		$1,106,723

Insured-Education — 8.0%
750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	771,473
100	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,(Inter American University), (MBIA), 4.50%, 10/1/29	99,772
500	Southern Mississippi University Educational Building Corp., (AMBAC), 5.00%, 3/1/21	527,195
		$1,398,440

Insured-Electric Utilities — 4.3%
350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	391,216
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1) (2)	149,749
100	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/16	114,916
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.924%, 7/1/29 (1) (2)	101,309
		$757,190

Insured-Escrowed/Prerefunded — 4.2%
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	559,060
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	168,180
		$727,240

Insured-General Obligations — 6.3%
500	Hinds County, (MBIA), 6.25%, 3/1/11	586,815
85	Mississippi, (FSA), Variable Rate, 11.245%, 11/1/21 (1) (2)	121,564
100	Puerto Rico, (FSA), 5.125%, 7/1/30	104,716
220	Puerto Rico, (FSA), Variable Rate, 9.197%, 7/1/27 (1) (2)	279,622
		$1,092,717

2

Insured-Hospital — 12.7%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$767,235
600	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (3)	666,174
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	266,153
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	515,940
		$2,215,502

Insured-Lease Revenue / Certificates of Participation — 6.2%
250	Mississippi State University Educational Building Corp., Facilities Renovation, (FGIC), 4.50%, 8/1/29	245,070
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	565,275
200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (1) (2)	266,804
		$1,077,149

Insured-Other Revenue — 3.6%
585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24 (5)	630,232
		$630,232

Insured-Solid Waste — 1.5%
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	257,613
		$257,613

Insured-Special Tax Revenue — 1.1%
180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28	187,475
		$187,475

Insured-Transportation — 5.8%
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25 (4)	263,790
350	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	364,571
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	178,413
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	208,354
		$1,015,128

3

Insured-Water and Sewer — 9.4%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$324,777
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	602,802
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	458,638
250	Mississippi Development Bank, (Combined Water & Sewer Systems), (FSA), 5.00%, 9/1/29	258,210
		$1,644,427

Lease Revenue/Certificates of Participation — 2.9%
500	Mississippi Development Bank, (Golden Triangle Solid Waste), 6.00%, 7/1/15	504,220
		$504,220

Nursing Home — 1.4%
290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	240,375
		$240,375

Transportation — 1.4%
250	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	252,240
		$252,240

Total Tax-Exempt Investments — 99.3% (identified cost $16,041,568)		$17,324,298

Other Assets, Less Liabilities — 0.7%		$130,630
Net Assets— 100.0%		$17,454,928

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 63.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 20.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $919,048 or 5.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

5

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/05	23 U.S. Treasury Bond	Short	$(2,534,214)	$(2,587,500)	$(53,286)
3/05	5 U.S. Treasury Note	Short	$(553,964)	$(559,688)	$(5,724)
					$(59,010)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,888,715
Gross unrealized appreciation	$1,477,092
Gross unrealized depreciation	(41,509)
Net unrealized appreciation	$1,435,583

6

National Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 2.9%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,658,342
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,166,368
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,200,888
5,300	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	5,304,134
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,992,850
		$61,322,582

Education — 0.2%
4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 10.866%, 6/1/21 (1)	4,957,322
		$4,957,322

Electric Utilities — 4.0%
13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	14,353,950
10,000	Colorado Springs, CO, Utilities, 5.00%, 11/15/29	10,229,900
9,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	9,637,650
13,000	Connecticut Development Authority, (Western Massachusetts Electric), 5.85%, 9/1/28	13,921,050
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,218,500
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,045,400
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	9,023,920
5,500	Pennsylvania, EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,727,095
13,800	Pennsylvania, EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,369,802
		$84,527,267

Escrowed / Prerefunded — 17.0%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,169,728
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	4,805,902
184,070	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/24	69,998,140
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	91,712,675
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,748,704
4,960	Delaware County, PA, IDA, (Glen Riddle), Prerefunded to 9/1/05, (AMT), 8.625%, 9/1/25	5,307,498
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	41,021,111
60,360	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	21,584,736
8,390	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,929,729
8,235	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	9,821,061
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,398,052
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	64,056,000
46,210	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/20	23,549,078
15,000	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25	5,713,200
		$360,815,614

General Obligations — 4.2%
$5,000	California, 5.00%, 6/1/34	$5,082,300
16,000	California, 5.25%, 11/1/29	16,729,120
20,000	California, 5.25%, 2/1/30	20,722,400
9,875	California, 5.50%, 11/1/33	10,554,202
14,000	Georgia, 2.00%, 12/1/23	9,809,240
2,000	New York, NY, 5.00%, 12/1/33	2,028,820
4,735	New York, NY, Variable Rate, 10.106%, 6/1/28 (1) (2)	5,384,973
16,175	Puerto Rico, Variable Rate, 8.319%, 7/1/29 (2) (3)	19,690,960
		$90,002,015

Health Care - Miscellaneous — 0.4%
1,555	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	1,516,389
3,072	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	3,042,029
3,295	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	3,326,417
		$7,884,835

Hospital — 4.8%
6,091	Arizona Health Facilities Authority, (Phoenix Memorial Hospital), 8.20%, 6/1/21 (4)	219,270
12,600	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.653%, 12/1/34 (2) (3)	14,535,360
4,515	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	4,649,457
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,948,315
9,685	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.625%, 8/15/19	10,941,629
28,665	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.625%, 8/15/29	32,384,284
5,805	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.75%, 8/15/14	6,589,430
1,500	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.75%, 8/15/15	1,702,695
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,792,240
3,075	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (4) (5)	690,952
7,750	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,372,575
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 8.69%, 11/15/27 (2) (3)	14,340,000
		$101,166,207

Housing — 4.3%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$3,003,540
7,345	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,565,233
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,931,218
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 26.144%, 6/1/09 (2) (3)	6,345,626
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 35.60%, 6/1/09 (2) (3)	462,342
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09	17,732,320
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	10,791,863
9,610	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,883,484
1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19	1,010,589
15,215	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,218,956
10,590	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,970,167
		$91,915,338

Industrial Development Revenue — 11.9%
$7,150	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,546,896
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,704,361
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,339,617
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (4)	263,000
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,163,498
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,366,680
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (4)	45,093,750
3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,681,055
11,190	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	11,237,222
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,957,381
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	25,941,300
9,065	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	6,673,562
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	1,265,861
5,915	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20	5,051,587
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,025,300
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,405,200
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,607,800
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,641,820
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	3,625,236
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	15,344,699
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,094,095
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27 (4)	16,405,000
1,500	New Jersey EDA, (Holt Hauling), 7.90%, 3/1/27 (4)	1,447,500
12,500	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	10,222,000
10,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	8,312,300
12,330	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	8,650,112
1,000	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	706,560
2,952	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,741,626
1,589	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,528,328
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,149,700
		$251,193,046

Insured-Education — 0.0%
$165	Puerto Rico Industrial Tourist Educational Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 279.993%, 7/1/33 (2) (3)	$666,630
		$666,630

Insured-Electric Utilities — 2.7%
7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	8,007,750
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 16.10%, 7/1/19 (1) (2)	7,537,200
5,700	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.25%, 10/1/29	5,354,523
11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 15.385%, 12/1/17 (1) (2)	14,494,040
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 10.537%, 8/15/28 (1) (2)	6,533,460
7,455	South Carolina Public Service Authority, DRIVERS, (FGIC), Variable Rate, 10.48%, 1/1/25 (1) (2)	7,465,586
15,000	Southern, MN, Municipal Power Agency, Power Supply System (AMBAC), 0.00%, 1/1/18	8,381,100
		$57,773,659

Insured-Escrowed/Prerefunded — 2.3%
21,400	Houston, TX, Water and Sewer System, (FSA), Escrowed to Maturity, 0.00%, 12/1/28	6,313,000
20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.661%, 7/1/17 (2) (3)	25,490,996
9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.683%, 1/1/20 (2) (3)	11,432,870
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 8.11%, 6/15/19 (2) (3)	6,071,050
		$49,307,916

Insured-General Obligations — 3.4%
$9,900	California, (AMBAC), Variable Rate, 14.158%, 5/1/26 (1) (2)	$12,947,517
12,000	California, (MBIA), 4.75%, 3/1/31	12,031,560
11,665	California, RITES, (AMBAC), Variable Rate, 9.81%, 2/1/28 (1) (2)	14,029,612
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	4,956,750
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	5,934,001
14,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	3,750,320
18,860	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/20	9,074,678
19,125	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/21	8,730,754
		$71,455,192

Insured-Hospital — 1.0%
5,070	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 11.245%, 8/15/38 (1) (2)	6,407,720
8,320	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,889,338
5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,283,550
		$20,580,608

Insured-Housing — 0.4%
7,420	SCA Multifamily Mortgage, Industrial Development Board, Hamilton County, TN, (FSA), (AMT), 7.35%, 1/1/30	7,583,314
		$7,583,314

Insured-Lease Revenue / Certificates of Participation — 0.8%
34,180	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/35	6,633,996
10,120	New Jersey EDA, (School Facilities), (AMBAC), 4.375%, 9/1/29	9,763,978
		$16,397,974

Insured-Miscellaneous — 0.9%
$25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	$3,069,500
15,750	Harris County-Houston, TX, Sports Authority, (MBIA), 5.25%, 11/15/40	16,270,538
		$19,340,038

Insured-Special Tax Revenue — 1.5%
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	5,445,071
31,510	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	12,124,103
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,612,500
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,726,664
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,192,255
		$31,100,593

Insured-Transportation — 7.6%
18,220	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/35	3,519,557
10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,358,900
20,955	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	21,239,778
5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21	5,492,300
3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 11.844%, 5/1/11 (1) (2)	4,320,893
4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 11.844%, 5/1/11 (1) (2)	5,099,040
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,719,475
27,480	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	26,671,813
3,305	Kansas Turnpike Authority, (AMBAC), Variable Rate, 7.407%, 3/1/11 (1) (2)	3,380,552
3,330	Kansas Turnpike Authority, (AMBAC), Variable Rate, 7.407%, 9/1/18 (1) (2)	3,384,212
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,140,160
11,750	Miami-Dade County, FL, International Airport, (FGIC), 5.00%, 10/1/37	11,996,515
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 10.535%, 7/1/32 (1) (2)	9,860,040
50,000	San Joaquin Hills, CA, Transportation Corridor Agency Toll, (MBIA), 0.00%, 1/15/35	10,074,000
30,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/26	9,945,300
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	21,305,000
		$161,507,535

Insured-Utilities — 0.5%
$10,500	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 7/1/28	$10,785,915
		$10,785,915

Insured-Water and Sewer — 3.7%
11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	12,117,912
10,135	California Water Resources, (Central Valley), (FGIC), Variable Rate, 12.888%, 12/1/28 (1) (2)	11,282,586
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	4,699,101
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	2,402,453
17,500	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32 (6)	16,848,475
2,000	Marco Island, FL, Utility System, (MBIA), 5.00%, 10/1/27	2,078,140
30,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	29,453,700
		$78,882,367

Lease Revenue/Certificates of Participation — 0.3%
6,330	New Jersey EDA, (School Facilities), Variable Rate, 10.575%, 6/15/28 (1) (2)	6,685,619
		$6,685,619

Nursing Home — 2.9%
$12,185	Bell County, TX, (Riverside Healthcare, Inc. - Normandy Terrace), 9.00%, 4/1/23 (4)	$6,945,450
4,665	Delaware County, PA, (Mainline - Haverford Nursing and Rehabilitation Centers), 9.00%, 8/1/22 (4)	3,726,495
9,880	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.00%, 6/1/25 (7)	5,586,152
2,755	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,754,890
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,319,430
11,575	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,594,286
11,265	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,645,876
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,064,145
2,235	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,242,979
3,890	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,706,198
		$61,585,901

Other Revenue — 7.9%
22,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	22,519,860
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	10,967,200
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,709,100
26,400	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	30,542,424
7,695	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13	7,707,543
10,950	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.02%, 6/1/43 (2) (3)	11,977,110
10,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.296%, 6/1/27 (2) (3)	11,222,100
11,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.546%, 6/1/38 (2) (3)	12,698,036
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24 (4)	3,830,610
9,000	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	9,282,600
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	10,887,612
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 11.179%, 6/1/39 (2) (3)	20,695,446
13,000	Tobacco Settlement Management Authority, SC, 6.375%, 5/15/28	12,660,180
		$166,699,821

Senior Living / Life Care — 4.9%
$11,650	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$11,165,011
9,595	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,526,108
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (7)	4,843,812
16,415	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	15,688,636
3,060	Chester, PA, IDA, (Senior Life-Choice of Kimberton), (AMT), 8.50%, 9/1/25	3,170,466
11,570	De Kalb County, GA, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25 (7)	4,720,213
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (7)	6,678,063
14,115	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	14,548,189
1,600	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,574,032
9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (7)	5,107,043
12,265	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,462,256
800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12 (4)	42,000
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23 (7)	6,805,000
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (7)	8,479,911
		$103,810,740

Special Tax Revenue — 1.3%
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,228,120
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,494,000
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,889,179
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 7.69%, 8/1/19 (2) (3)	3,410,880
4,570	University Square, FL, Community Development District, 6.75%, 5/1/20	4,820,390
		$26,842,569

Transportation — 5.2%
$30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	$30,244,756
38,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 7/15/34	39,603,600
39,950	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	40,977,115
		$110,825,471

Water and Sewer — 1.2%
5,480	California Water Resources, (Central Valley), Variable Rate, 13.233%, 6/1/18 (2) (3)	6,656,885
18,250	New York City, NY, Municipal Water Finance Authority, 5.00%, 6/15/36	18,680,883
		$25,337,768

Total Tax-Exempt Investments — 98.2% (identified cost $1,897,958,000)		$2,080,953,856

Other Assets, Less Liabilities — 1.8%		$37,493,844
Net Assets— 100.0%		$2,118,447,700

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

At December 31, 2004, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.7%
Colorado	11.1%

Others, representing less than 10% individually	73.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 25.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.3% to 8.0% of total investments.

(1)           Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(2)           Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $284,509,341 or 13.4% of the Fund’s net assets.

(3)           Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(4)           Defaulted bond.

(5)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)           Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)           Security is in default and making only partial interest payments.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/05	4,250 U.S. Treasury Bond	Short	(469,779,288)	(478,125,000)	$(8,345,712)
3/05	2,500 U.S. Treasury Note	Short	(279,247,187)	(279,843,750)	(596,563)
					$(8,942,275)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At December 31, 2004, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Fund makes bi-annual payments at a fixed rate equal to 4.887% on the notional amount of $200,000,000.  In exchange, the Fund receives payments at a rate equal to the three month USD-LIBOR on the same notional amount.  The effective date of the interest rate swap is January 19, 2005.  The value of the contract, which terminates January 20, 2015, is recorded as a payable for open swap contracts of $3,860,443 on December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,888,770,100
Gross unrealized appreciation	$251,021,253
Gross unrealized depreciation	(58,837,497)
Net unrealized appreciation	$192,183,756

New York Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.2%
$4,250	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,101,802
		$4,101,802

Education — 21.2%
8,000	New York Dormitory Authority, (City University), 5.625%, 7/1/16	9,224,960
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	10,213,940
4,325	New York Dormitory Authority, (City University), 7.50%, 7/1/10	4,924,575
9,985	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	11,102,921
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (1)	20,958,345
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,335,757
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,288,100
		$75,048,598

Electric Utilities — 8.1%
1,500	Long Island Power Authority, Electric System Revenue, 5.00, 9/1/24%	1,557,060
4,000	Long Island Power Authority, Electric System Revenue, 5.375, 9/1/25%	4,267,000
7,200	Long Island Power Authority, Electric System Revenue, 5.50, 12/1/23%	7,763,256
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 11.673%, 7/1/26 (2)	2,878,375
5,000	Puerto Rico Electric Power Authority, 5.125, 7/1/29%	5,179,400

1

$2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$2,096,340
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,017,257
		$28,758,688

Escrowed / Prerefunded — 7.8%
6,500	New York City Municipal Water Finance Authority, Prerefunded to 6/15/07, 5.75%, 6/15/29	7,108,400
3,805	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	4,185,538
10,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	12,702,253
3,000	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 6.125%, 1/1/21	3,727,410
		$27,723,601

General Obligations — 4.2%
3,000	New York City, 5.00%, 11/1/28	3,056,760
2,250	New York City, 5.25%, 8/15/26	2,381,400
5,755	New York City, 5.25%, 9/15/33	6,001,602
2,500	New York City, 5.375%, 12/1/26	2,635,525
635	New York City, 6.00%, 5/15/30	711,575
		$14,786,862

Health Care - Miscellaneous — 0.4%
380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	316,358
235	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	256,164
100	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	109,006
290	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	316,117
250	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	272,515
		$1,270,160

Hospital — 7.0%
1,120	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	1,112,126
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,036,828

2

$3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	$2,922,810
910	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	1,006,615
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,635,045
1,250	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/24	1,320,337
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,068,780
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,555,080
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	948,060
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,216,750
		$24,822,431

Housing — 3.7%
7,500	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	7,545,975
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,749,482
		$13,295,457

Industrial Development Revenue — 1.8%
3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	2,909,305
1,975	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,006,797
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,621,920
		$6,538,022

Insured-Education — 1.4%
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 23.275%, 7/1/27 (3) (4)	4,884,825
		$4,884,825

3

Insured-Electric Utilities — 0.7%
$750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (2) (3)	$845,932
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.246%, 7/1/29 (3) (4)	1,787,805
		$2,633,737

Insured-Escrowed/Prerefunded — 3.2%
5,045	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 12.689%, 7/1/29 (3) (4)	6,297,371
10,755	Triborough Bridge and Tunnel Authority, (MBIA), Escrowed to Maturity, 0.00%, 1/1/22	5,059,905
		$11,357,276

Insured-General Obligations — 0.9%
700	Jamestown, (AMBAC), 7.10%, 3/15/11	856,254
675	Jamestown, (AMBAC), 7.10%, 3/15/12	841,786
675	Jamestown, (AMBAC), 7.10%, 3/15/13	850,547
515	Jamestown, (AMBAC), 7.10%, 3/15/14	655,646
		$3,204,233

Insured-Hospital — 1.9%
4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	1,602,251
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/30	5,125,451
		$6,727,702

Insured-Lease Revenue / Certificates of Participation — 0.5%
1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 11.285%, 7/1/36 (3) (4)	1,766,543
		$1,766,543

Insured-Other Revenue — 1.1%
4,000	New York City Trust Cultural Resource, (American Museum of Natural History, (MBIA), 5.00%, 7/1/44	4,080,360
		$4,080,360

Insured-Solid Waste — 1.3%
4,495	Islip Resource Recovery Agency, (MBIA), 6.50%, 7/1/09	4,680,778
		$4,680,778

4

Insured-Special Tax Revenue — 1.3%
$2,950	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.423%, 7/1/28 (2) (3)	$3,194,998
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (3) (4)	1,377,611
		$4,572,609

Insured-Transportation — 1.7%
3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 9.392%, 1/1/19 (2) (3)	4,194,353
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 8.892%, 4/1/29 (2) (3)	1,956,815
		$6,151,168

Insured-Water and Sewer — 0.6%
2,000	New York City Municipal Water Finance Authority, (AMBAC), Prerefunded to 6/15/07, 5.00%, 6/15/38	2,047,740
		$2,047,740

Lease Revenue/Certificates of Participation — 9.2%
27,940	New York Urban Development Corp., 5.70%, 4/1/20	32,708,799
		$32,708,799

Other Revenue — 1.8%
2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	2,060,260
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 9.837%, 10/1/32 (3) (4)	4,461,170
		$6,521,430

Senior Living / Life Care — 1.0%
2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (5)	2,669,226
800	Mount Vernon IDA, (Wartburg Senior Housing), Inc. - Meadowview, 6.20%, 6/1/29	808,960
		$3,478,186

Special Tax Revenue — 8.4%
6,080	New York City Transitional Finance Authority, 4.75%, 11/1/23	6,191,142

5

$1,985	New York City Transitional Finance Authority, (Future Tax), 5.50%, 5/1/25	$2,149,477
5,000	New York Dormitory Authority, (Personal Income Tax), 5.00%, 3/15/32	5,102,500
14,870	New York State Local Government Assistance Corp., 5.00, 4/1/21%	16,195,661
		$29,638,780

Transportation — 6.0%
2,500	Metropolitan Transportation Authority, 5.25, 11/15/31%	2,595,475
3,500	Metropolitan Transportation Authority, 5.25, 11/15/32%	3,644,865
2,500	Port Authority of New York and New Jersey, 6.125, 6/1/94%	2,920,450
8,500	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	8,334,590
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 8.046%, 6/15/33 (2) (3)	3,620,222
		$21,115,602

Water and Sewer — 3.0%
10,250	New York City Municipal Water Finance Authority, 5.00, 6/15/36%	10,492,003
		$10,492,003

Total Tax-Exempt Investments — 99.4% (identified cost $316,339,037)		$352,407,392

Other Assets, Less Liabilities — 0.6%		$1,963,926
Net Assets— 100.0%		$354,371,318

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CDC IXIS Financial Guaranty North America, Inc.
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated

6

with such economic developments, at December 31, 2004, 14.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 9.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $34,387,645 or 9.7% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(5)	The Fund is receiving only partial interest payments on this security.

7

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	357 U.S. Treasury Bond	Short	$(112,969,864)	$(115,312,500)	$(2,342,636)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$315,780,878
Gross unrealized appreciation	$37,538,559
Gross unrealized depreciation	(912,045)
Net unrealized appreciation	$36,626,514

Ohio Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.4%
$2,205	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,209,212
		$2,209,212

Education — 5.9%
550	Ohio Higher Educational Facilities Authority, (Case Western University), 6.50%, 10/1/20	685,349
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.70%, 10/1/29 (1) (2)	6,112,232
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,804,775
		$9,602,356

Electric Utilities — 1.3%
2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	2,108,680
		$2,108,680

General Obligations — 1.4%
765	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	767,134
1,555	Youngstown, 7.35%, 7/1/05	1,592,615
		$2,359,749

Hospital — 11.5%
1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	1,417,729
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,114,720
2,070	Highland County, (Township Hospital), 6.75%, 12/1/29	2,064,887
1,000	Mahoning County Ohio Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	1,066,900
3,800	Miami, (Upper Valley Medical Center), 6.375%, 5/15/26	3,962,450
4,250	Parma, (Parma Community General Hospital Association), 5.375%, 11/1/29	4,357,568
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,687,375
		$18,671,629

1

Housing — 2.6%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	$4,276,280
		$4,276,280

Industrial Development Revenue — 10.0%
2,000	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	1,442,640
4,500	Cleveland Airport, (Continental Airlines), (AMT), 5.70%, 12/1/19	3,584,115
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,111,287
2,500	Ohio Environmental Facilities, (Ford Motor), (AMT), 6.15%, 6/1/30	2,581,875
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,247,520
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,271,400
		$16,238,837

Insured-Education — 5.4%
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (1) (3)	763,644
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,362,083
2,000	University of Akron, (FGIC), Variable Rate, 8.20%, 1/1/29 (1) (2)	2,588,880
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,098,160
		$8,812,767

2

Insured-Electric Utilities — 6.5%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,083,560
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 10.286%, 5/1/26 (1) (3)	5,239,366
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,046,220
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	818,775
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,459,248
		$10,647,169

Insured-Escrowed/Prerefunded — 0.3%
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	509,682
		$509,682

Insured-General Obligations — 8.1%
1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	1,555,380
1,250	Athens City School District, (FSA), 6.00%, 12/1/24	1,436,688
1,400	Bridgeport Exempt Village School District, (FSA), 4.75%, 12/1/31	1,398,894
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,032,270
1,895	Jefferson County, (AMBAC), 4.75%, 12/1/29	1,900,135
1,500	Lima City School District, (AMBAC), 6.00%, 12/1/22	1,741,620
1,300	Minerva Local School District, (Classroom Facility), (MBIA), 5.30%, 12/1/29	1,385,774
800	Norwalk City School District, (AMBAC), 4.75%, 12/1/26	809,232
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	899,460
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,079,920
		$13,239,373

Insured-Hospital — 3.0%
1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	1,070,170
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	514,830
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,328,470
1,845	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	1,890,129
		$4,803,599

3

Insured-Solid Waste — 1.7%
$2,620	Central Ohio Solid Waste Authority, (AMBAC), 5.00%, 12/1/25	$2,733,367
		$2,733,367

Insured-Special Tax Revenue — 5.5%
3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	3,161,970
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,574,735
1,350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.595%, 7/1/28 (1) (2)	1,462,118
1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1) (3)	1,771,214
		$8,970,037

Insured-Transportation — 8.0%
3,000	Cleveland Airport System, (FSA), 5.00%, 1/1/31 (4)	3,058,350
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	8,112,160
1,750	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,784,125
		$12,954,635

Nursing Home — 7.9%
1,305	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	1,479,191
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,334,152
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	8,032,537
2,235	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	1,957,569
		$12,803,449

Other Revenue — 2.4%
3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.837%, 10/1/32 (1) (3)	3,823,860
		$3,823,860

4

Pooled Loans — 7.4%
$335	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	$336,387
530	Ohio Economic Development Commission, (Cheryl & Co.), (AMT), 5.90%, 12/1/09	541,671
825	Ohio Economic Development Commission, (Consolidated Biscuit), (AMT), 7.00%, 12/1/09	844,478
2,340	Ohio Economic Development Commission, (J J & W LP), (AMT), 6.70%, 12/1/14	2,408,422
1,050	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	1,075,484
6,510	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	6,854,639
		$12,061,081

Senior Living / Life Care — 0.6%
1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	1,003,190
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,143
		$1,043,333

Special Tax Revenue — 2.3%
2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	2,089,400
1,415	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,635,584
		$3,724,984

Transportation — 3.1%
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,008,960
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	4,092,583
		$5,101,543

Water and Sewer — 1.3%
2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	2,076,780
		$2,076,780

Total Tax-Exempt Investments — 97.6% (identified cost $146,149,614)		$158,772,402

Other Assets, Less Liabilities — 2.4%		$3,868,199
Net Assets— 100.0%		$162,640,601

5

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 39.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.2% to 13.6% of total investments.

(1)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $21,761,314 or 13.4% of the Fund’s net assets.

(2)                                  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)                                  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(4)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

6

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	160 U.S. Treasury Bond	Short	$(17,634,319)	$(18,000,000)	$(365,681)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$146,042,848
Gross unrealized appreciation	$13,712,571
Gross unrealized depreciation	(983,017)
Net unrealized appreciation	$12,729,554

7

Rhode Island Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Principal Amount (000’s omitted)	Security	Value

Education — 5.7%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$500,850
1,000	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	996,480
905	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	945,861
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina), 5.125%, 3/15/32	510,375
		$2,953,566

Electric Utilities — 1.8%
900	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1) (2)	964,584
		$964,584

Escrowed / Prerefunded — 1.9%
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, 5.75%, 8/1/21	277,658
555	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, 6.375%, 8/1/22	711,671
		$989,329

General Obligations — 1.8%
225	Puerto Rico, 0.00%, 7/1/16	137,866
750	Puerto Rico, 5.00%, 7/1/25	779,910
		$917,776

Hospital — 5.9%
1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), 6.50%, 8/15/32	1,083,890
500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	501,825
725	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	689,692
830	Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14	806,063
		$3,081,470

1

Housing — 0.3%
$135	Rhode Island Housing and Mortgage Finance Corp., (AMT), 7.55%, 10/1/22	$135,157
		$135,157

Insured-Education — 21.5%
2,590	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	2,643,768
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	948,087
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,609,209
1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	1,041,610
1,000	Rhode Island HEFA, (Rhode Island College), (AMBAC), 5.625%, 9/15/30	1,107,880
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	524,365
1,600	Rhode Island HEFA, (School of Design), (MBIA), 5.00%, 6/1/31	1,639,136
1,000	Rhode Island HEFA, (University of Rhode Island), (AMBAC), 5.70%, 9/15/30	1,116,910
500	Rhode Island HEFA, (University of Rhode Island), (MBIA), 5.50%, 9/15/19	556,815
		$11,187,780

Insured-Electric Utilities — 3.7%
1,750	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	1,061,462
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1) (3)	449,247
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.924%, 7/1/29 (1) (3)	399,276
		$1,909,985

Insured-Escrowed/Prerefunded — 3.3%
500	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/09	567,310
1,000	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/12	1,167,650
		$1,734,960

2

Insured-General Obligations — 7.9%
$340	Cranston, (FSA), 5.00%, 2/15/24	$358,442
1,000	North Kingstown, (FGIC), 5.875%, 10/1/25 (4)	1,118,980
1,000	Providence, (FGIC), 5.00%, 1/15/26	1,038,380
500	Puerto Rico, (FSA), Variable Rate, 9.197%, 7/1/27 (1) (3)	635,505
335	Rhode Island and Providence Plantations, (FGIC), 5.375%, 6/1/19	371,013
575	Warwick, (AMBAC), 5.00%, 7/15/21	616,699
		$4,139,019

Insured-Hospital — 3.9%
1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	2,010,428
		$2,010,428

Insured-Housing — 3.9%
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	1,014,630
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,031,890
		$2,046,520

Insured-Lease Revenue / Certificates of Participation — 4.0%
500	Providence Public Building Authority, (School and Public Facilities Projects), (FSA), 5.00%, 12/15/18	538,545
1,500	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	1,576,035
		$2,114,580

Insured-Solid Waste — 1.5%
750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	775,260
		$775,260

Insured-Special Tax Revenue — 7.9%
2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	2,573,332
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.423%, 7/1/28 (1) (2)	1,083,050
420	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1) (3)	472,324
		$4,128,706

3

Insured-Transportation — 4.0%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	$1,019,500
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,043,420
		$2,062,920

Insured-Water and Sewer — 4.9%
1,115	Rhode Island Clean Water Finance Agency, (MBIA), 5.00%, 10/1/28	1,147,971
1,000	Rhode Island Clean Water Finance Agency, (MBIA), 5.00%, 10/1/35	1,020,380
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	396,543
		$2,564,894

Nursing Home — 5.4%
500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	547,495
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,253,287
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,007,270
		$2,808,052

Other Revenue — 3.1%
900	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/40	980,442
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.837%, 10/1/32 (1) (3)	656,429
		$1,636,871

Special Tax Revenue — 4.0%
1,500	Providence, Tax Increment, 7.65%, 6/1/16	1,545,120
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	531,050
		$2,076,170

Water and Sewer — 1.0%
500	Rhode Island Clean Water, PCR, 5.00%, 10/1/22	527,720
		$527,720

Total Tax-Exempt Investments — 97.4% (identified cost $47,184,096)		$50,765,747

4

Other Assets, Less Liabilities — 2.6%	$1,375,668
Net Assets— 100.0%	$52,141,415

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 68.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 32.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $4,660,415 or 8.9% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

5

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/05	100 U.S. Treasury Bond	Short	$(11,018,325)	$(11,250,000)	$(231,675)
3/05	45 U.S. Treasury Note	Short	(4,980,747)	(5,037,188)	(56,441)
					$(288,116)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$47,111,241
Gross unrealized appreciation	$3,665,445
Gross unrealized depreciation	(10,939)
Net unrealized appreciation	$3,654,506

6

West Virginia Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.8%

Principal Amount (000’s omitted)	Security	Value

Education — 2.8%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$763,785
		$763,785

Electric Utilities — 1.9%
500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	511,400
		$511,400

Escrowed / Prerefunded — 13.7%
2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	1,483,450
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,279,987
		$3,763,437

Hospital — 3.6%
1,000	Berkeley Building Commission, (City Hospital), 6.50%, 11/1/22 (1)	1,000,690
		$1,000,690

Industrial Development Revenue — 1.9%
500	Braxton County, (Weyerhaeuser), (AMT), 5.80%, 6/1/27	516,255
		$516,255

Insured-Education — 8.2%
750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	771,082
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	463,745
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	516,225
500	West Virginia University, (FGIC), 4.75%, 10/1/35	496,605
		$2,247,657

1

Insured-Electric Utilities — 7.2%
$450	Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14	$455,701
250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	260,192
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,041,710
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (2) (3)	224,624
		$1,982,227

Insured-Escrowed/Prerefunded — 1.9%
500	West Virginia University System, (Marshall University Library), (AMBAC), Prerefunded to 4/1/06, 5.75%, 4/1/16	526,710
		$526,710

Insured-General Obligations — 9.2%
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	270,865
190	Puerto Rico, (FSA), 5.125%, 7/1/30	198,960
300	Puerto Rico, (FSA), Variable Rate, 9.197%, 7/1/27 (2) (3)	381,303
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	545,700
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	859,656
250	West Virginia, (FGIC), 5.75%, 11/1/21	268,750
		$2,525,234

Insured-Hospital — 15.1%
500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), 5.25%, 4/1/28	523,155
500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	535,790
1,000	West Virginia Health Facilities Authority, (Cabell Huntington Hospital), (AMBAC), 6.25%, 1/1/19	1,012,820
850	West Virginia Health Facilities Authority, (Charleston Area Medical Center), (MBIA), 5.75%, 9/1/13	885,683
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,203,528
		$4,160,976

2

Insured-Lease Revenue / Certificates of Participation — 3.7%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$519,290
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	511,170
		$1,030,460

Insured-Special Tax Revenue — 6.1%
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.423%, 7/1/28 (3) (4)	649,830
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	1,023,368
		$1,673,198

Insured-Transportation — 1.0%
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	284,338
		$284,338

Insured-Water and Sewer — 15.3%
250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	267,685
500	Crab Orchard — MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	531,465
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	511,440
1,000	Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19	1,073,930
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	777,188
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	514,250
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	528,675
		$4,204,633

Lease Revenue/Certificates of Participation — 1.5%
400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	410,828
		$410,828

3

Transportation — 3.7%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	$1,018,400
$1,018,400

Total Tax-Exempt Investments — 96.8% (identified cost $24,859,488)	$26,620,228
Other Assets, Less Liabilities — 3.2%	$869,993
Net Assets— 100.0%	$27,490,221

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 70.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.2% to 31.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $2,279,125 or 8.3% of the Fund’s net assets.

4

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

5

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/05	50 U.S. Treasury Bond	Short	$(5,509,162)	$(5,625,000)	$(115,838)
3/05	30 U.S. Treasury Note	Short	(3,320,498)	(3,358,125)	(37,627)
					$(153,465)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$24,819,944
Gross unrealized appreciation	$1,800,284
Gross unrealized depreciation	—
Net unrealized appreciation	$1,800,284

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date: January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	January 18, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	January 18, 2005